Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash, cash equivalents and short-term deposits

	At December 31,
	2023	2024	2025
	(in thousands)
Cash at banks	$5,697	$9,085	$6,533
Cash equivalents	8	8	6,853
Short-term deposits	—	53,000	—
Cash, cash equivalents and deposits	$5,705	$62,093	$13,386
Cash at banks earns no interest. Cash equivalents in money market funds and short-term deposits are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. At December 31, 2025, cash equivalents included $6.9 million held in the trading portfolio at the custodian for digital assets. The Company may hold cash in this account for brief periods after the sale of digital assets before being transferred to a commercial bank account.
The fair value of cash, cash equivalents and short-term deposits is equal to book value. Most of the cash, cash equivalents and short-term deposits is held in U.S. dollar and euros as follows:

	At December 31,
	2023	2024	2025
	(in thousands)
U.S. dollar denominated accounts	$5,250	$61,189	$12,758
Euro denominated accounts	91	509	202
GBP denominated accounts	319	130	154
SGP denominated accounts	13	24	10
NIS denominated accounts	1	214	182
CHF denominated accounts	—	—	44
RMB denominated accounts	10	17	22
Other currencies denominated accounts	21	10	14
Cash, cash equivalents and short-term deposits	$5,705	$62,093	$13,386